Segmental analysis	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmental analysis

10	Segmental analysis

The Group Chief Executive, supported by the rest of the GMB, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis as required by IFRSs. The 2018 and 2017 adjusted performance information is presented on a constant currency basis. The 2018 and 2017 income statements are converted at the average rates of exchange for 2019, and the balance sheets at 31 December 2018 and 31 December 2017 at the prevailing rates of exchange on 31 December 2019.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Our global businesses
HSBC provides a comprehensive range of banking and related financial services to its customers in its four global businesses. The products and services offered to customers are organised by these global businesses.

•
RBWM offers a broad range of products and services to meet the personal banking and wealth management needs of individual customers. Typically, customer offerings include personal banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services, as well as wealth management services, including insurance and investment products, global asset management services and financial planning services.

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CMB offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers its customers access to products and services offered by other global businesses, such as GB&M, which include foreign exchange products, raising capital on debt and equity markets and advisory services.

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GB&M provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

•	GPB provides a range of services to high net worth individuals and families with complex and international needs within the Group’s major markets.

HSBC adjusted profit before tax and balance sheet data
		2019
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	23,400	15,292	14,916	1,848	(47)	55,409
– external		17,026	14,805	18,517	1,445	3,616	55,409
– inter-segment		6,374	487	(3,601)	403	(3,663)	—
of which: net interest income/(expense)		16,525	11,226	5,601	879	(3,612)	30,619
Change in expected credit losses and other credit impairment charges		(1,390)	(1,184)	(153)	(22)	(7)	(2,756)
Net operating income/(expense)		22,010	14,108	14,763	1,826	(54)	52,653
Total operating expenses		(14,017)	(6,801)	(9,417)	(1,424)	(1,136)	(32,795)
Operating profit/(loss)		7,993	7,307	5,346	402	(1,190)	19,858
Share of profit in associates and joint ventures		55	—	—	—	2,299	2,354
Adjusted profit before tax		8,048	7,307	5,346	402	1,109	22,212
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		36.2	32.9	24.1	1.8	5.0	100.0
Adjusted cost efficiency ratio		59.9	44.5	63.1	77.1	(2,417.0)	59.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		395,393	346,060	246,266	47,593	1,431	1,036,743
Interests in associates and joint ventures		449	—	—	—	24,025	24,474
Total external assets		526,621	367,509	1,066,584	52,224	702,214	2,715,152
Customer accounts		689,283	386,522	292,284	62,943	8,083	1,439,115

HSBC adjusted profit before tax and balance sheet data (continued)
		2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	21,374	14,465	15,025	1,757	(290)	52,331
– external		16,794	14,226	17,554	1,474	2,283	52,331
– inter-segment		4,580	239	(2,529)	283	(2,573)	—
of which: net interest income/(expense)		15,432	10,380	5,122	873	(2,189)	29,618
Change in expected credit losses and other credit impairment (charges)/recoveries		(1,134)	(712)	31	7	119	(1,689)
Net operating income/(expense)		20,240	13,753	15,056	1,764	(171)	50,642
Total operating expenses		(13,255)	(6,275)	(9,170)	(1,425)	(1,781)	(31,906)
Operating profit/(loss)		6,985	7,478	5,886	339	(1,952)	18,736
Share of profit in associates and joint ventures		33	—	—	—	2,413	2,446
Adjusted profit before tax		7,018	7,478	5,886	339	461	21,182
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		33.1	35.3	27.8	1.6	2.2	100.0
Adjusted cost efficiency ratio		62.0	43.4	61.0	81.1	(614.1)	61.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		367,917	337,099	247,125	39,602	2,533	994,276
Interests in associates and joint ventures		398	—	—	—	21,903	22,301
Total external assets		482,967	364,638	1,025,737	45,520	670,333	2,589,195
Customer accounts		649,172	362,274	294,584	65,053	8,655	1,379,738

		2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	1	19,708	12,883	14,823	1,698	1,061	50,173
– external		16,582	13,009	16,086	1,433	3,063	50,173
– inter-segment		3,126	(126)	(1,263)	265	(2,002)	—
of which: net interest income/(expense)		13,573	8,822	4,746	812	(499)	27,454
Loan impairment charges and other credit risk provisions/(recoveries)		(941)	(468)	(439)	(17)	179	(1,686)
Net operating income		18,767	12,415	14,384	1,681	1,240	48,487
Total operating expenses		(12,386)	(5,770)	(8,709)	(1,384)	(2,010)	(30,259)
Operating profit/(loss)		6,381	6,645	5,675	297	(770)	18,228
Share of profit in associates and joint ventures		12	—	—	—	2,316	2,328
Adjusted profit before tax		6,393	6,645	5,675	297	1,546	20,556
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		31.1	32.3	27.6	1.4	7.6	100.0
Adjusted cost efficiency ratio		62.8	44.8	58.8	81.5	189.4	60.3
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		337,768	308,870	246,890	40,013	7,382	940,923
Interests in associates and joint ventures		364	—	—	—	21,558	21,922
Total external assets		457,126	340,211	960,732	46,706	667,822	2,472,597
Customer accounts		629,442	356,488	276,634	65,491	11,017	1,339,072

1	Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		2019	2018	2017
	Footnotes	$m	$m	$m
Reported external net operating income by country/territory	1	56,098	53,780	51,445
– UK		9,011	10,340	11,057
– Hong Kong		18,449	17,162	14,992
– US		4,471	4,379	4,573
– France		1,942	1,898	2,203
– other countries		22,225	20,001	18,620

1	Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.

Adjusted results reconciliation
		2019			2018				2017
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	55,409	689	56,098	52,331	1,617	(168)	53,780	50,173	1,344	(72)	51,445
ECL		(2,756)	—	(2,756)	(1,689)	(78)	—	(1,767)	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,686)	(83)	—	(1,769)
Operating expenses		(32,795)	(9,554)	(42,349)	(31,906)	(1,109)	(1,644)	(34,659)	(30,259)	(915)	(3,710)	(34,884)
Share of profit in associates and joint ventures		2,354	—	2,354	2,446	90	—	2,536	2,328	47	—	2,375
Profit/(loss) before tax		22,212	(8,865)	13,347	21,182	520	(1,812)	19,890	20,556	393	(3,782)	17,167

1 Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.

Adjusted balance sheet reconciliation
	2019	2018			2017
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,036,743	994,276	(12,580)	981,696	940,923	22,041	962,964
Interests in associates and joint ventures	24,474	22,301	106	22,407	21,922	822	22,744
Total external assets	2,715,152	2,589,195	(31,071)	2,558,124	2,472,597	49,174	2,521,771
Customer accounts	1,439,115	1,379,738	(17,095)	1,362,643	1,339,072	25,390	1,364,462

Adjusted profit reconciliation
		2019	2018	2017
	Footnotes	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax		22,212	21,182	20,556
Significant items		(8,865)	(1,812)	(3,782)
– customer redress programmes (revenue)		(163)	53	(108)
– disposals, acquisitions and investment in new businesses (revenue)		768	(113)	274
– fair value movements on financial instruments	1	84	(100)	(245)
– costs of structural reform	2	(158)	(361)	(420)
– costs to achieve		—	—	(3,002)
– customer redress programmes (operating expenses)		(1,281)	(146)	(655)
– disposals, acquisitions and investment in new businesses (operating expenses)		—	(52)	(53)
– gain on partial settlement of pension obligation		—	—	188
– goodwill impairment		(7,349)	—	—
– past service costs of guaranteed minimum pension benefits equalisation		—	(228)	—
– restructuring and other related costs		(827)	(66)	—
– settlements and provisions in connection with legal and other regulatory matters		61	(816)	198
– currency translation on significant items			17	41
Currency translation			520	393
Reported profit before tax		13,347	19,890	17,167

1	Fair value movements on financial instruments include non-qualifying hedges and debt value adjustments on derivatives.

2
Comprises costs associated with preparations for the UK’s exit from the European Union, costs to establish the UK ring-fenced bank (including the UK ServCo group) and costs associated with establishing an intermediate holding company in Hong Kong.